Goodwill and intangible assets	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about intangible assets [abstract]
Goodwill and intangible assets
11. Goodwill and intangible assets
The following table summarizes the movements of goodwill and intangible assets in 2022:
	Goodwill	Intangible assets other than goodwill

(USD millions)	Total	In-process research and development	Technologies	Currently marketed products	Other intangible assets	Total

At January 1, 2022

Cost	29 900	8 013	1 080	56 213	2 905	68 211

Accumulated amortization and impairment	-305	-2 514	-903	-29 107	-1 505	-34 029

Net book value	29 595	5 499	177	27 106	1 400	34 182

At January 1, 2022	29 595	5 499	177	27 106	1 400	34 182

Impact of acquisitions of businesses	161	1 209				1 209

Reclassifications [1]		-1 429	2	1 403	24

Additions		330		1 175	588	2 093

Disposals and derecognitions [2]	-28	-95		-3	-2	-100

Amortization charge			-37	-3 603	-342	-3 982

Impairment charge		-917	-15	-322	-72	-1 326

Currency translation effects	-427	-176	-6	-243	-7	-432

At December 31, 2022	29 301	4 421	121	25 513	1 589	31 644

At December 31, 2022

Cost	29 596	7 092	1 038	58 249	3 305	69 684

Accumulated amortization and impairment	-295	-2 671	-917	-32 736	-1 716	-38 040

Net book value	29 301	4 421	121	25 513	1 589	31 644

[1] Reclassifications between various asset categories as a result of product launches of acquired in-process research and development and completion of software development
[2] Derecognition of assets that are no longer being used or developed and are not considered to have a significant disposal value or other alternative use
The following table summarizes the movements of goodwill and intangible assets in 2021:
	Goodwill	Intangible assets other than goodwill

(USD millions)	Total	In-process research and development	Technologies	Currently marketed products	Other intangible assets	Total

At January 1, 2021

Cost	30 321	6 893	1 115	57 333	2 384	67 725

Accumulated amortization and impairment	-322	-2 193	-885	-26 566	-1 272	-30 916

Net book value	29 999	4 700	230	30 767	1 112	36 809

At January 1, 2021	29 999	4 700	230	30 767	1 112	36 809

Impact of acquisitions of businesses	238	262		292	98	652

Reclassifications [1]		-20	15	5

Additions		958		270	508	1 736

Disposals and derecognitions [2]				-36	-1	-37

Amortization charge			-41	-3 607	-255	-3 903

Impairment charge		-350	-17	-1	-35	-403

Currency translation effects	-642	-51	-10	-584	-27	-672

At December 31, 2021	29 595	5 499	177	27 106	1 400	34 182

At December 31, 2021

Cost	29 900	8 013	1 080	56 213	2 905	68 211

Accumulated amortization and impairment	-305	-2 514	-903	-29 107	-1 505	-34 029

Net book value	29 595	5 499	177	27 106	1 400	34 182

[1] Reclassifications between various asset categories as a result of product launches of acquired in-process research and development and completion of software development
[2] Derecognition of assets that are no longer being used or developed and are not considered to have a significant disposal value or other alternative use
The following table summarizes the allocation of the net book values of goodwill and intangible assets by reporting segment at December 31, 2022:
	Goodwill[1]	Intangible assets other than goodwill

(USD millions)	Total	In-process research and development	Technologies	Currently marketed products	Other intangible assets	Total

Innovative Medicines	21 531	4 186	14	24 487	1 139	29 826

Sandoz	7 770	235	107	1 026	92	1 460

Corporate					358	358

Net book value at December 31, 2022	29 301	4 421	121	25 513	1 589	31 644

[1] The Innovative Medicines and Sandoz Divisions’ represent the grouping of cash-generating units, to which goodwill is allocated.
The following table summarizes the allocation of the net book values of goodwill and intangible assets by reporting segment at December 31, 2021:
	Goodwill[1]	Intangible assets other than goodwill

(USD millions)	Total	In-process research and development	Technologies	Currently marketed products	Other intangible assets	Total

Innovative Medicines	21 562	5 313	15	25 938	1 091	32 357

Sandoz	8 026	186	162	1 168	61	1 577

Corporate	7				248	248

Net book value at December 31, 2021	29 595	5 499	177	27 106	1 400	34 182

[1] The Innovative Medicines and Sandoz Divisions’ and Corporate represent the grouping of cash-generating units, to which goodwill is allocated.
As at December 31, 2022, the most significant intangible assets within currently marketed products category are Leqvio (Innovative Medicines: acquisition of The Medicines Company) and Zolgensma (Innovative Medicines: acquisition of Avexis Inc.). As at December 31, 2022, the carrying value and remaining amortization period for Leqvio is USD 7.4 billion and 13 years, respectively (2021: USD 7.9 billion and 14 years, respectively), and for Zolgensma USD 5.9 billion and 8 years, respectively (2021: USD 6.6 billion and 9 years, respectively).
The Innovative Medicines and Sandoz Divisions’ cash-generating units, to which goodwill is allocated, each comprise a group of smaller cash-generating units. The valuation method of the recoverable amount of the group of cash-generating units, to which goodwill is allocated, is based on the fair value less costs of disposal.
The following assumptions are used in the calculations:
(As a percentage)	Innovative Medicines	Sandoz

Terminal growth rate	1.5	1.0

Discount rate (post-tax)	8.0	8.0

The discount rates for all divisions consider the Group’s weighted average cost of capital, adjusted to approximate the weighted average cost of capital of a comparable market participant.
The fair value less costs of disposal, for all cash-generating units containing goodwill, is reviewed for the impact of reasonably possible changes in key assumptions. In particular, we considered an increase in the discount rate, a decrease in the terminal growth rate, and certain negative impacts on the forecasted cash flows. These reasonably possible changes in key assumptions did not indicate an impairment.
“Note 1. Significant accounting policies—Impairment of goodwill and intangible assets” provides additional disclosures on how the Group performs goodwill and intangible asset impairment testing.
The following table shows the intangible asset impairment charges and reversals by reporting segment:
	Impairment charges			Impairment reversals

(USD millions)	2022	2021	2020	2022	2021	2020

Innovative Medicines [1]	-1 299	-367	-768

Sandoz	-25	-28	-141

Corporate	-2	-8	-5

Total	-1 326	-403	-914

[1] 2022 includes an impairment of USD 0.6 billion related to the write-down of IPR&D related to cessation of clinical development program UNR844.
2021 includes an impairment of USD 0.2 billion related to the write-down of IPR&D related to cessation of clinical development program GTX312.
     2020 includes an impairment of USD 0.5 billion related to the write-down of IPR&D related to cessation of clinical development program ZPL389 for atopic dermatitis and USD 0.2 billion related to a partial write-down of the Votrient currently marketed product (Votrient carrying value was USD 0.9 billion in 2022 and USD 1.3 billion in 2021).